UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     November 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $67,724 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      234     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100     1809     4745 SH       SOLE                        0        0     4745
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      427        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      242     3400 SH       SOLE                        0        0     3400
CIGNA CORP                     COM              125509109      214     5106 SH       SOLE                        0        0     5106
CISCO SYS INC                  COM              17275R102      360    23200 SH       SOLE                        0        0    23200
DUKE REALTY CORP               COM NEW          264411505      442    42061 SH       SOLE                        0        0    42061
ENERGY INCOME & GROWTH FD      COM              292697109      329    12968 SH       SOLE                        0        0    12968
ENTERPRISE PRODS PARTNERS L    COM              293792107      283     7040 SH       SOLE                        0        0     7040
EXXON MOBIL CORP               COM              30231G102      304     4184 SH       SOLE                        0        0     4184
GATX CORP                      COM              361448103      226     7288 SH       SOLE                        0        0     7288
ISHARES INC                    MSCI JAPAN       464286848      140    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2296    44652 SH       SOLE                        0        0    44652
ISHARES TR                     DJ SEL DIV INX   464287168     1922    39849 SH       SOLE                        0        0    39849
ISHARES TR                     BARCLYS TIPS BD  464287176      374     3274 SH       SOLE                        0        0     3274
ISHARES TR                     S&P 500 INDEX    464287200    11830   104056 SH       SOLE                        0        0   104056
ISHARES TR                     BARCLY USAGG B   464287226      640     5811 SH       SOLE                        0        0     5811
ISHARES TR                     MSCI EMERG MKT   464287234     2550    72657 SH       SOLE                        0        0    71577
ISHARES TR                     IBOXX INV CPBD   464287242      244     2173 SH       SOLE                        0        0     2173
ISHARES TR                     S&P LTN AM 40    464287390      215     5522 SH       SOLE                        0        0     5522
ISHARES TR                     MSCI EAFE INDEX  464287465     1196    25032 SH       SOLE                        0        0    25032
ISHARES TR                     RUSSELL MIDCAP   464287499     2366    26805 SH       SOLE                        0        0    26515
ISHARES TR                     RUSSELL1000VAL   464287598     4215    74485 SH       SOLE                        0        0    69264
ISHARES TR                     RUSSELL1000GRW   464287614     1067    20284 SH       SOLE                        0        0    16229
ISHARES TR                     RUSSELL 1000     464287622    14919   238554 SH       SOLE                        0        0   238554
ISHARES TR                     RUSSELL 2000     464287655     3202    49802 SH       SOLE                        0        0    49802
ISHARES TR                     RUSSELL 3000     464287689      292     4374 SH       SOLE                        0        0     4374
ISHARES TR                     S&P SMLCAP 600   464287804     2104    35947 SH       SOLE                        0        0    35947
ISHARES TR                     MSCI ACJPN IDX   464288182     1039    22286 SH       SOLE                        0        0    22286
ISHARES TR                     MSCI ACWI EX     464288240     2592    73952 SH       SOLE                        0        0    71324
ISHARES TR                     HIGH YLD CORP    464288513     2413    29126 SH       SOLE                        0        0    29126
JOHNSON & JOHNSON              COM              478160104      278     4358 SH       SOLE                        0        0     4358
JPMORGAN CHASE & CO            COM              46625h100      234     7771 SH       SOLE                        0        0     7771
LILLY ELI & CO                 COM              532457108      346     9363 SH       SOLE                        0        0     9363
NGP CAP RES CO                 COM              62912R107       81    12400 SH       SOLE                        0        0    12400
SPDR GOLD TRUST                GOLD SHS         78463v107      396     2507 SH       SOLE                        0        0     2507
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      574     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     4770   123187 SH       SOLE                        0        0   123187
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      559     7330 SH       SOLE                        0        0     7330